Investment and Return (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Schedule of Cash Resources and Other Financial Assets

The Group’s Treasury function aims to protect the Group’s financial investments, while maximising returns. The fair value of financial assets is the same as the carrying amount for 2017 and 2016. The Group’s cash resources and other financial assets are shown below.

	€ million	€ million	€ million	€ million	€ million	€ million
		Non-			Non-
	Current	current	Total	Current	current	Total
Financial assets(a)	2017	2017	2017	2016	2016	2016
Cash and cash equivalents
Cash at bank and in hand	1,904	-	1,904	1,779	-	1,779
Short-term deposits with maturity of less than three months	1,333	-	1,333	1,513	-	1,513
Other cash equivalents	80	-	80	90	-	90
	3,317	-	3,317	3,382	-	3,382

Other financial assets
Held-to-maturity investments	38	125	163	43	99	142
Loans and receivables(b)	277	186	463	208	190	398
Available-for-sale financial assets(c)	202	362	564	126	383	509
Financial assets at fair value through profit or loss:
Derivatives	116	-	116	91	-	91
Other	137	2	139	131	1	132
	770	675	1,445	599	673	1,272

Total	4,087	675	4,762	3,981	673	4,654

(a)	For the purposes of this note and note 15C, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes 13 and 14 respectively.
(b)	Current loans and receivables include short-term deposits with banks with maturities of longer than three months.
(c)	Current available-for-sale financial assets include government securities and A- or higher rated money and capital market instruments. Non-current available-for-sale financial assets predominantly consist of investments in a number of companies and financial institutions in Europe, India and the US, including €63 million (2016: €79 million) of assets in a trust to fund benefit obligations in the US (see also note 4B).

Schedule of Cash and Cash Equivalents Reconciliation to Cash Flow Statement

	€ million	€ million
Cash and cash equivalents reconciliation to the cash flow statement	2017	2016
Cash and cash equivalents per balance sheet	3,317	3,382
Less: bank overdrafts	(167)	(184)
Add: cash and cash equivalents included in assets held for sale	19	-
Cash and cash equivalents per cash flow statement	3,169	3,198